Convertible Instruments - Additional Information (Detail) - USD ($)					3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Sep. 21, 2015	Jun. 23, 2015	Feb. 06, 2015	Sep. 26, 2014	Nov. 30, 2015	May. 31, 2015	Nov. 30, 2014	May. 31, 2015	Nov. 30, 2015	Nov. 30, 2014	May. 31, 2015	May. 31, 2014	May. 31, 2010	Jun. 11, 2015	May. 31, 2013	Apr. 30, 2010
Class of Stock [Line Items]
Common stock, shares authorized					200,000,000	200,000,000		200,000,000	200,000,000		200,000,000	100,000,000				100,000,000
Exercise price of warrants, per share														$ 1.02
Principal amount of notes converted									$ 35,627		$ 4,221,250	$ 2,450,000
Payments on convertible notes payable												500,000
Warrants issued to investors											285,118
Amortization expense									6,800	$ 1,044,000	$ 2,145,000	3,807,000
Sale of convertible notes										2,000,000	7,481,050	1,200,000
Amortization of discount on convertible notes					$ 1,114,901		$ 688,465		$ 2,121,491	1,044,340	$ 2,145,010	$ 3,807,320
Common stock, par value					$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001
Proceeds from exercise of warrants										777,333	$ 1,141,435	$ 50,000
Interest expense associated with extension of warrant expiration									$ 866,713
Loss on extinguishment of convertible notes									(584,177)
Change in fair value of derivative liability							(805,575)	$ (838,643)	646,505	(805,575)	(838,643)
Inducement interest					$ 866,713		$ 353,333		1,624,324	$ 353,333	$ 1,526,254	$ 193,160
Convertible notes, repayment of principal and interest									$ 789,140
Common Stock
Class of Stock [Line Items]
Number of common shares issued upon conversion of preferred stock					10	10		10	10		10
Conversion price					$ 0.50	$ 0.50		$ 0.50	$ 0.50		$ 0.50
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Series B Convertible preferred stock, shares issued					95,100	95,100		95,100	95,100		95,100	95,100	400,000
Preferred Stock, Share issuance price													$ 5.00
Cash proceeds													$ 2,009,000
Series B Convertible preferred stock, shares outstanding					95,100	95,100		95,100	95,100		95,100	95,100
Constructive dividend to Preferred stock holders									$ 6,000,000		$ 6,000,000
Liquidation preference on common shares					$ 5.00	$ 5.00		$ 5.00	$ 5.00		$ 5.00
Dividends are payable to preferred stock holders									0.25		0.25
Convertible preferred stock, par value					0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock, par value													$ 0.001
Convertible Note at $0.75 per Share
Class of Stock [Line Items]
Warrants to purchase common shares, shares						1,938,974		1,938,974			1,938,974
Proceeds from exercise of warrants											$ 1,066,435
Inducement interest											$ 555,000
Minimum
Class of Stock [Line Items]
Preferred Stock, Share issuance price						$ 0.33		$ 0.33			$ 0.33	$ 0.40
Exercise price of warrants, per share						0.75		0.75			0.75
Maximum
Class of Stock [Line Items]
Preferred Stock, Share issuance price						0.60		0.60			0.60	$ 0.67
Exercise price of warrants, per share						2.00		2.00			2.00
Alpha Venture Capital Partners, L.P.
Class of Stock [Line Items]
Exercise price of warrants, per share		$ 0.675				$ 0.50		$ 0.50			$ 0.50
Principal amount of notes converted		$ 3,535,627.15
Common stock issued upon conversion of notes		5,237,966
Warrants to purchase shares of common stock		1,000,000
Term of warrants											5 years
Alpha Venture Capital Partners, L.P. | Warrants Expire on December 31, 2019
Class of Stock [Line Items]
Warrants to purchase common shares, shares						250,000		250,000			250,000
Alpha Venture Capital Partners, L.P. | Warrants Exercisable on February 28, 2020
Class of Stock [Line Items]
Warrants to purchase common shares, shares						75,000		75,000			75,000
Short-Term Convertible Notes
Class of Stock [Line Items]
Accrued but unpaid interest									$ 17,830
Principal amount of notes converted									$ 525,000
Common stock issued upon conversion of notes									723,773
Payments on convertible notes payable									$ 762,250
Amortization of discount on convertible notes									1,784,000		$ 219,000
Inducement interest									330,000
Aggregate original principal amount of Short-Term Convertible Notes	$ 2,700,000
Convertible notes, repayment of principal and interest									$ 789,000
Short-Term Convertible Notes | 6-Month Unsecured Convertible Promissory Notes
Class of Stock [Line Items]
Conversion price	$ 0.675					$ 0.75		$ 0.75			$ 0.75
Convertible notes, interest rate						7.00%		7.00%			7.00%
Convertible notes term											6 months
Proceeds from issuance of debt											$ 4,000,000
Common stock, par value						$ 0.001		$ 0.001			$ 0.001
Conversion price, discount rate	10.00%
Short-Term Convertible Notes | Investor Warrants | 6-Month Unsecured Convertible Promissory Notes
Class of Stock [Line Items]
Warrants to purchase common shares, shares						1,061,586		1,061,586			1,061,586
Exercise price of warrants, per share						$ 0.75		$ 0.75			$ 0.75
Term of warrants											5 years
Common stock, par value						$ 0.001		$ 0.001			$ 0.001
Short-Term Convertible Notes | Common Stock Warrants
Class of Stock [Line Items]
Exercise price of warrants, per share	$ 0.675
Exercise price of warrants, per share, discount rate	10.00%
Short-Term Convertible Notes | Common Stock Warrants | 6-Month Unsecured Convertible Promissory Notes
Class of Stock [Line Items]
Common stock, par value					0.001				$ 0.001
2013 Convertible Notes
Class of Stock [Line Items]
Convertible note, face amount															$ 6,588,250
Convertible note, principal amount						$ 50,000		$ 50,000			$ 50,000	$ 1,500,000
Convertible note maturity start date									Nov. 30, 2013		Nov. 30, 2013
Convertible note maturity end date									Mar. 06, 2016		Mar. 06, 2016
Accrued but unpaid interest									$ 1,322			$ 6,351
Principal amount of notes converted									$ 50,000		$ 4,221,250
Common stock issued upon conversion of notes									68,428			2,087,717
2013 Convertible Notes | Convertible Note at $0.75 per Share
Class of Stock [Line Items]
Conversion price					$ 0.75	$ 0.75		$ 0.75	$ 0.75		$ 0.75				$ 0.75
Convertible note, principal amount					$ 50,000	$ 50,000		$ 50,000	$ 50,000		$ 50,000				$ 6,208,250
Convertible notes, interest rate					5.00%	5.00%		5.00%	5.00%		5.00%
Convertible note maturity date									Oct. 15, 2015		Oct. 15, 2015
2013 Convertible Notes | Convertible Note at $0.65 per Share
Class of Stock [Line Items]
Conversion price															$ 0.65
Convertible note, principal amount															$ 380,000
2013 Convertible Notes | Detachable Common Stock Warrants
Class of Stock [Line Items]
Common stock warrant term									2 years
Warrants to purchase common shares, shares					6,300,000				6,300,000
Exercise price of warrants, per share					$ 1.00				$ 1.00
Common stock warrants, extended period									1 year
Warrants, exercisable date									Oct. 01, 2015
Interest expense associated with extension of warrant expiration									$ 866,700
2013 Convertible Notes | Minimum
Class of Stock [Line Items]
Convertible notes, interest rate															5.00%
2013 Convertible Notes | Minimum | Detachable Common Stock Warrants
Class of Stock [Line Items]
Common stock warrants, Current expiration date									2015-10
Common stock warrants, extended expiration date									2016-10
2013 Convertible Notes | Maximum
Class of Stock [Line Items]
Convertible notes, interest rate															10.00%
2013 Convertible Notes | Maximum | Detachable Common Stock Warrants
Class of Stock [Line Items]
Common stock warrants, Current expiration date									2016-01
Common stock warrants, extended expiration date									2017-01
2013 Convertible Notes | Convertible Note at $0.75 per Share
Class of Stock [Line Items]
Conversion price						$ 0.75		$ 0.75			$ 0.75	$ 0.75
Accrued but unpaid interest											$ 4,703
Principal amount of notes converted											$ 1,175,000	$ 1,120,000
Common stock issued upon conversion of notes											1,556,667
Payments on convertible notes payable											$ 3,793
2013 Convertible Notes | Convertible Note at $0.75 per Share | Convertible Note at $0.55 per Share
Class of Stock [Line Items]
Common stock issued upon conversion of notes											1,413,333
Proceeds from exercise of warrants											$ 777,333
2013 Convertible Notes | Convertible Note at $0.75 per Share | Detachable Common Stock Warrants
Class of Stock [Line Items]
Exercise price of warrants, per share						0.55		0.55			$ 0.55
2013 Convertible Notes | Convertible Note at $0.75 per Share | Previously Reported | Detachable Common Stock Warrants
Class of Stock [Line Items]
Exercise price of warrants, per share						2.00		2.00			2.00
2013 Convertible Notes | Convertible Note at $0.65 per Share
Class of Stock [Line Items]
Conversion price						0.75		0.75			$ 0.75	$ 0.65
Accrued but unpaid interest											$ 86,296
Principal amount of notes converted											$ 3,046,250	$ 350,000
Common stock issued upon conversion of notes											4,181,079
2013 Convertible Notes | Convertible Note at $0.65 per Share | Detachable Common Stock Warrants
Class of Stock [Line Items]
Exercise price of warrants, per share						$ 1.00		$ 1.00			$ 1.00
Warrants to purchase shares of common stock						6,310,677		6,310,677			6,310,677
Term of warrants											7 months
2013 Convertible Notes | AVCP Convertible note payable
Class of Stock [Line Items]
Payments on convertible notes payable												$ 250,000
2013 Convertible Notes | Investor
Class of Stock [Line Items]
Interest on convertible notes payment start date									Apr. 01, 2013		Apr. 01, 2013
2013 Convertible Notes | Investor | Convertible Note at $0.75 per Share
Class of Stock [Line Items]
Common stock warrant term											2 years
Warrants to purchase common shares, shares															8,527,984
2013 Convertible Notes | Investor | Detachable Common Stock Warrants
Class of Stock [Line Items]
Common stock warrant term									2 years
Warrants to purchase common shares, shares					8,527,984	9,451,056		9,451,056	8,527,984		9,451,056
Exercise price of warrants, per share												$ 0.50
Warrants issued to investors												923,072
2013 Convertible Notes | Investor | Minimum | Convertible Note at $0.75 per Share
Class of Stock [Line Items]
Exercise price of warrants, per share															$ 0.75
2013 Convertible Notes | Investor | Minimum | Detachable Common Stock Warrants
Class of Stock [Line Items]
Common stock warrant term											2 years
Exercise price of warrants, per share					$ 0.75	$ 0.50		$ 0.50	$ 0.75		$ 0.50
2013 Convertible Notes | Investor | Maximum | Convertible Note at $0.75 per Share
Class of Stock [Line Items]
Exercise price of warrants, per share															$ 2.00
2013 Convertible Notes | Investor | Maximum | Detachable Common Stock Warrants
Class of Stock [Line Items]
Common stock warrant term											3 years
Exercise price of warrants, per share					$ 2.00	2.00		2.00	$ 2.00		$ 2.00
2014 Convertible Bridge Notes
Class of Stock [Line Items]
Conversion price												$ 0.65
Convertible note, face amount												$ 1,200,000
Convertible notes, interest rate												5.00%
Convertible notes term												6 months
Convertible note maturity date												Oct. 01, 2013
Conversion Instruments Exercised												$ 250,000
2014 Convertible Bridge Notes | Private Equity
Class of Stock [Line Items]
Principal amount of notes converted												$ 950,000
AVCP Convertible Notes
Class of Stock [Line Items]
Change in fair value of derivative liability									$ 646,000		$ (838,643)
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P.
Class of Stock [Line Items]
Conversion price						$ 0.675		0.675			$ 0.675
Principal amount of notes converted		$ 3,535,627
Common stock issued upon conversion of notes		5,237,966
Sale of convertible notes						$ 4,000,000
Percentage of weighted average price per share						90.00%
Weighted average price of deemed issued shares						$ 0.75		$ 0.75			$ 0.75
Increase / Decrease in number of shares of common stock						5,185,185		5,185,185			5,185,185
Common stock, par value		$ 0.001
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P. | 3-Month Unsecured Convertible Promissory Note
Class of Stock [Line Items]
Preferred Stock, Share issuance price						$ 0.9444		$ 0.9444			$ 0.9444
Conversion price						$ 1.00		$ 1.00			$ 1.00
Convertible note, face amount						$ 1,500,000		$ 1,500,000			$ 1,500,000
Convertible notes, interest rate						1.20%		1.20%			1.20%
Convertible note maturity date									May 05, 2015		May 05, 2015
Additional convertible promissory notes that may be issued						$ 6,000,000		$ 6,000,000			$ 6,000,000
Percentage reduction to conversion price											10.00%
Convertible note, conversion price description									To the Company's obligation to pay at least three months' interest on the principal amount. The conversion price was subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a price per share that is 10% below the lowest sale price that is below $.9444 per share, for shares of common stock sold or deemed sold in future securities		The conversion price was subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a price per share that is 10% below the lowest sale price that is below $.9444 per share, for shares of common stock sold or deemed sold in future securities offerings, including sales to AVCP and its designees subject to certain exempt transactions.
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P. | Warrants Expire on December 31, 2019
Class of Stock [Line Items]
Warrants to purchase common shares, shares				250,000
Exercise price of warrants, per share				$ 0.50
Term of warrants				5 years
Warrants, expiration date									Dec. 31, 2019		Dec. 31, 2019
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P. | Warrants Exercisable on February 28, 2020
Class of Stock [Line Items]
Warrants to purchase common shares, shares			75,000
Exercise price of warrants, per share			$ 0.50
Term of warrants			5 years
Warrants, expiration date									Feb. 28, 2020		Feb. 28, 2020
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P. | Additional 5-year Warrant
Class of Stock [Line Items]
Exercise price of warrants, per share		$ 0.675
Common stock issued upon conversion of notes		1,000,000
Term of warrants		5 years
Loss on extinguishment of convertible notes		$ 584,177
Change in fair value of derivative liability		646,505
Inducement interest		$ 757,871
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P. | Previously Reported
Class of Stock [Line Items]
Increase / Decrease in number of shares of common stock						3,500,000		3,500,000			3,500,000
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P. | 2-Year Unsecured Convertible Promissory Note
Class of Stock [Line Items]
Preferred Stock, Share issuance price						$ 0.9444		$ 0.9444			$ 0.9444
Conversion price						$ 1.00		$ 1.00			$ 1.00
Convertible note, face amount						$ 2,000,000		$ 2,000,000			$ 2,000,000
Convertible notes, interest rate						5.00%		5.00%			5.00%
Common stock warrant term											2 years
Convertible note maturity date											Sep. 26, 2016
Additional convertible promissory notes that may be issued						$ 6,000,000		$ 6,000,000			$ 6,000,000
Percentage reduction to conversion price											10.00%